Income and other taxes - Schedule of Income and Other Taxes by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Income tax expense	$ 7,330	$ 29,930
Namibia
Income Tax [Line Items]
Income tax expense	13,492	14,010
Mali
Income Tax [Line Items]
Income tax expense	(22,155)	5,911
Nicaragua
Income Tax [Line Items]
Income tax expense	4,440	3,646
Philippines
Income Tax [Line Items]
Income tax expense	12,493	4,718
Canada
Income Tax [Line Items]
Income tax expense	(188)	(270)
Other
Income Tax [Line Items]
Income tax expense	$ (752)	$ 1,915